Total Capital and Net Income Per Common Unit - Summary Net (Loss) Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earning Per Share [Line Items]
Limited partners' interest in net loss	$ (378,770)	$ (147,141)	$ (339,501)
Limited partners' interest in net loss for basic net loss per common unit	(378,770)	(147,141)	(320,749)
Limited partners' interest in diluted net loss	$ (378,770)	$ (147,141)	$ (335,093)
Weighted average number of common units (in units)	410,727,035	410,261,239	220,755,937
Common units and common unit equivalents (in units)	410,727,035	410,261,239	229,940,120
Limited partner's interest in net loss per common unit
- basic (USD per unit)	$ (0.92)	$ (0.36)	$ (1.45)
- diluted (USD per unit)	$ (0.92)	$ (0.36)	$ (1.46)
Series C-1 Preferred Units
Earning Per Share [Line Items]
Series C-1 Preferred Units - cash distributions			$ 6,384
Dilutive effect of Series C-1 Preferred Units and unit based compensation (in shares)	0	0	9,184,183
Limited Partner
Earning Per Share [Line Items]
Preferred units - periodic accretion	$ 0	$ 0	$ (2,380)
Net gain on repurchase of Series C-1 and Series D Preferred Units	0	0	19,637
Gain on modification of warrants	0	0	1,495
Limited partners' interest in net loss for basic net loss per common unit	(378,770)	(147,141)	(320,749)
Limited Partner | Series C-1 Preferred Units
Earning Per Share [Line Items]
Net gain on repurchase of Series C-1 and Series D Preferred Units	0	0	(26,994)
Series C-1 Preferred Units - cash distributions	$ 0	$ 0	$ 12,650